Nov. 19, 2024
WisdomTree U.S. High Yield Corporate Bond Fund

I. WisdomTree U.S. High Yield Corporate Bond Fund

On November 19, 2024, WisdomTree, Inc., the Index Provider of the WisdomTree U.S. High Yield Corporate Bond Index (the “Index”), the price and yield performance of which the Fund seeks to track, announced the implementation of a revised index methodology for the Index beginning on November 29, 2024. Therefore, effective November 29, 2024, the discussion under the heading “Principal Investment Strategies of the Fund” in the summary section of each Prospectus is hereby deleted in its entirety and replaced with the discussion below.

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in constituent securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such constituent securities.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to capture the performance of selected issuers in the U.S. non-investment-grade corporate bond (“junk bond”) market with favorable fundamental and income characteristics. The Index employs a multi-step selection process to seek to identify bonds with favorable fundamentals and then tilts to those bonds with favorable risk-adjusted income characteristics.

The Index is comprised of U.S. dollar-denominated corporate bonds of public issuers domiciled in the United States. To be eligible for inclusion in the Index, bonds must meet the following key criteria: (i) pay fixed-rate coupons; (ii) have at least $500 million in par amount outstanding; (iii) have a remaining maturity of at least one year; and (iv) have a non-investment grade rating by Standard & Poor’s or Moody’s (i.e., below BBB- or Baa3, respectively). In addition, a bond cannot be in default or otherwise be in distress (e.g., the bond must be rated above C).

Once the Index universe is defined, each bond is assigned a factor score based on fundamental metrics that distinguish cash flow characteristics (i.e., free cash flow) and momentum metrics based on the relative equity market performance of the bond’s issuer. The Index selects bonds principally based on their fundamental metrics. However, a bond issued by a company with favorable fundamental metrics, but exhibiting significant negative momentum metrics would be excluded from the Index, while a bond with weaker fundamental metrics but showcasing positive momentum metrics would be included in the Index. Bonds are assigned to one of five sectors (i.e., industrial, financial, utility, consumer, or energy) and then assessed for liquidity against public bonds within their sector. Bonds deemed to be among the 5% least liquid are excluded from consideration.

Each remaining bond is then assigned an income tilt score. A bond’s tilt score reflects, among other factors, its probability of default and recovery relative to the other bonds in its sector and the yield spread between the bond and U.S. Treasuries. Income tilt scores are then used to determine a bond’s weight in the Index relative to its market value, with greater weight allocated to those bonds receiving higher income tilt scores. The Fund’s exposure to any single bond issuer and any single bond is capped at the time of rebalance at 2% and 0.50%, respectively, with any excess exposure allocated across the remaining bonds on a pro rata basis. The Index is rebalanced semi-annually. During the intra-rebalance period, the Index may include constituents that no longer meet the Index’s eligibility criteria as described above. Under certain circumstances, such as in response to a change in a bond’s credit rating that causes it to no longer meet the Index eligibility criteria, the Index Provider may remove constituents from the Index intra-rebalance but on a delayed-basis (e.g., at the end of the month in which the credit rating changed).

The Fund may invest up to 20% of its assets in investments not included in the Index, including repurchase agreements and/or derivatives. Derivative investments may include interest rate futures, swaps, and forward contracts.

To the extent the Index’s constituents are concentrated (i.e., more than 25% of constituents) in a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.

WisdomTree Cloud Computing Fund

II. WisdomTree Cloud Computing Fund

Effective immediately, to clarify the availability of information related to the BVP Nasdaq Emerging Cloud Index (the “Index”), the price and yield performance of which the Fund seeks to track, the fourth paragraph under the heading “Principal Investment Strategies of the Fund” in the summary section of each Prospectus is hereby deleted in its entirety and replaced with the below.

The Index also excludes companies based on environmental, social and governance (“ESG”) criteria. The ESG criteria generally seeks to exclude from the Index’s eligible investment universe companies that: (i) do not comply with the United Nations Global Compact Principles related to human rights, labor, the environment and anti-corruption; (ii) are involved directly or through corporate ownership in the production and/or distribution of, or the provision of components or services for, controversial weapons (e.g., anti-personnel mines, biological and chemical weapons, and nuclear weapons); (iii) derive meaningful revenue (i.e., more than 5% of revenue) from small arms manufacture-, sales- and distribution-related activities; (iv) manufacture tobacco products, supply tobacco-related products and/or services and/or derive meaningful revenue from the distribution and/or retail sale of tobacco products; or (v) derive meaningful revenue from oil and gas exploration activities in Arctic regions, oil sands extraction activities, shale energy exploration and/or production activities, or thermal coal-based power generation-related activities and/or extraction-related activities. The Index Provider has in the past modified, and may in the future further modify, the ESG criteria applied to determine a company’s eligibility to be included in the Index. Investors should understand that the Index Provider is unaffiliated with the Fund and the Adviser, and that the Index Provider may make changes to the Index with no notice to or input from the Adviser.

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The changes described above will not affect either Fund’s investment objective, and are not expected to affect the Funds’ fees and expenses.

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